Financial Risk Management Objectives and Policies - Summary of Contractual Undiscounted Cash Flows of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	¥ 54,972	¥ 58,818
Lease liabilities	129,911
Trade, bills and other payables	26,479	19,747
Total	211,362	169,545
Finance Lease [Member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Lease liabilities		90,980
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	26,422	30,813
Trade, bills and other payables	26,479	19,747
Total	72,771	62,534
Less than 1 year [member] | Finance Lease [Member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Lease liabilities	19,870	11,974
1 to 2 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	8,796	8,074
Total	26,487	20,088
1 to 2 years [member] | Finance Lease [Member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Lease liabilities	17,691	12,014
2 to 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	15,882	15,500
Total	60,801	45,518
2 to 5 years [member] | Finance Lease [Member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Lease liabilities	44,919	30,018
Over 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	3,872	4,431
Total	51,303	41,405
Over 5 years [member] | Finance Lease [Member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Lease liabilities	¥ 47,431	¥ 36,974